UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 18th Floor, New York, New York 10153
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:  (252) 234-9000

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2009 – June 30, 2010

Item 1.	Proxy Voting Record.

Tilson Focus Fund

Item		Proposals	Mngmt Vote	Adv Vote	Sponsor
Issuer:	Sun Microsystems, Inc.
CUSIP:	866810203
Ticker:	JAVA
Meeting Date:	7/16/2009

1
To adopt the agreement and plan of merger, date 4/19/2009, by and among Sun Microsystems, Inc., Oracle Corporation and Soda Acquisition Corporation, as it may be amended from time to time, pursuant to which Sun will be required by Oracle.
			For	For	Management
2
To adjourn or postpone the special meeting to a later date or time, if necessary or appropriate, to solicit additional proxies in the event there are insufficient votes at the time of such adjournment or postponement to adopt the agreement and plan of merger.
			For	For	Management

Issuer:	GHL Acquisition Corp.
CUSIP:	36172H108
Ticker:	GHQ
Meeting Date:	9/23/2009

1
To approve our acquistion of Iridium Holdings LLC pursuant to the transaction agreement dated as of September 22, 2008 among GHQ, Iridium Holdings and the sellers listed therein, as amended on April 28, 2009 and the transactions contemplated by the transaction agreement.
			For	For	Management
2
To approve an amendment to GHQ's Certificate of Inc. to (i) change the name of GHQ from GHL Acquisition Corp. to Iridium Communications Inc. (ii) permit GHQ's continued existence after February 14, 2010 (iii) increase the number of GHQ's authorized shares of common stock and preferred stock and (iv) eliminate the different classes of GHQ's Board of Directors.
			For	For	Management
3		To approve the issuance of shares of our common stock in the acquisition and related transactions that would result in an increase in our outstanding common stock by more than 20%.	For	For	Management
4		To adopt the proposed stock incentive plan, to be effective upon completion of the acquisition.	For	For	Management
5		To consider the vote upon a proposal to adjourn the special meeting to a later date of dates, if necessary, to permit further solicitation and vote of proxies.	For	For	Management

Issuer:	Atlas America, Inc.
CUSIP:	049167109
Ticker:	ATLS
Meeting Date:	9/25/2009

1
Proposal to approve the issuance of shares of common stock, par value $0.01 per share, of Atlas America, in connection with the merger contemplated by the agreement and plan of merger, date as of April 27, 2009, as it may be amended from time to time, by and among Atlas Energy Resources, LLC, Atlas America, Inc., Atlas Energy Management, Inc. and Atlas Merger Sub, LLC.
			For	For	Management
2		Proposal to approve the Atlas America 2009 Stock Incentive Plan.	For	For	Management
3		Proposal to adjourn or postpone the Atlas America Special meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the foregoing.	For	For	Management

Issuer:	Atlas America, Inc.
CUSIP:	049167109
Ticker:	ATLS
Meeting Date:	7/13/2009

1		Election of Directors.	For	For	Management
2		Proposal to amend Atlas America's amended and restated certificate of incorporation to increase the number of authorized shares of common stock to 114,000,000.	For	For	Management
3		In their discretion, the proxies are authorized to vote upon such other business as may properly be brought before the meeting of any adjournment thereof.	For	For	Management

Issuer:	Citigroup, Inc.
CUSIP:	172967101
Ticker:	C
Meeting Date:	7/9/2009

1		Proposal to approve the Dividend Blocker Amendment set forth in Annex A to the proxy statement.	For	For	Management
2		Proposal to approve the Director Amendment set forth in Annex B to the proxy statement.	For	For	Management
3		Proposal to approve the Retirement Amendment set forth in Annex C to the proxy statement.	For	For	Management
4		Proposal to approve the Authorized Preferred Stock Increase set forth in Annex D to the proxy statement.	For	For	Management

Issuer:	Origen Financial, Inc.
CUSIP:	68619E208
Ticker:	ORGN
Meeting Date:	10/12/2009

1		Election of Directors.	For	For	Management

Issuer:	Huntsman Corp.
CUSIP:	447011107
Ticker:	HUN
Meeting Date:	11/4/2009

1		Election of Directors.	For	For	Management
2		Ratify the appointment of Deloitte & Touche LLP as Huntsman Corporations independent registered public accounting firm for the year ending December 31, 2009.	For	For	Management
3		Approve the amendment and restatement of the Huntsman Stock Incentive Plan.	For	For	Management

Issuer:	Ambassadors International, Inc.
CUSIP:	023178106
Ticker:	AMIE
Meeting Date:	11/12/2009

1		To issue additional shares of common stock in exchange for our outstanding 3.75% Convertible Senior Notes due 2027.	For	For	Management

Issuer:	Sun Microsystems, Inc.
CUSIP:	866810203
Ticker:	JAVA
Meeting Date:	12/17/2009

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of Ernst & Young LLP as Sun's independent registered public accounting firm for the fiscal year ending June 30, 2010.	For	For	Management

Issuer:	Blackrock Kelso Capital Corporation
CUSIP:	092533108
Ticker:	BKCC
Meeting Date:	2/8/2010

1
To authorize flexibility for the company, with approval of its Board of Directors, to sell or otherwise issue shares of its common stock at a price below the company's then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement for the special meeting of stockholders.
			For	For	Management

Issuer:	Daily Journal Corporation
CUSIP:	233912104
Ticker:	DJCO
Meeting Date:	2/3/2010

1		Election of Directors.	For	For	Management
2		Ratification of appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2010.	For	For	Management

Issuer:	Berkshire Hathaway, Inc. Cl B
CUSIP:	084670207
Ticker:	BRKB
Meeting Date:	1/20/2010

1
To approve an amendment to the corporation's existing restated certificate of incorporation, as amended, to effect a 50-for-1 stock split of the corporation's class B common stock, while maintaining current economic and voting relationship between corporation's class B common stock and the corporation's class A common stock.
			For	For	Management
2		To approve an amendment to the current certificate to clarify the class B common stock may be split in the proposed 50-for-1 split without splitting the class A common stock.	For	For	Management
3
To approve an amendment to the current certificate to change the par value of each share of class B common stock in connection with the proposed 50-for-1 split, to $0.0033 from the current par value of $0.1667 per share of class B common stock.
			For	For	Management
4
To approve an amendment to the current certificate to increase the number of shares of class B common stock and the total number of shares of all classes of stock that the corporation is authorized to issue.
			For	For	Management
5		To approve an amendment to the current certificate to remove the requirement to issue physical stock certificates for shares.	For	For	Management

Issuer:	Burlington Northern Santa Fe Corporation
CUSIP:	12189T104
Ticker:	BNI
Meeting Date:	2/11/2010

1		Adopt the agreement and plan of merger, dated as of November 2, 2009, by and among Berkshire Hathaway, Inc., R Acquisition Company, LLC and Burlington, as it may be amended from time to time.	For	For	Management
2
Adopt a motion to adjourn or postpone the special meeting to another time and/or place for the purpose of soliciting additional proxies in favor of the proposal to adopt the merger agreement, if necessary.
			For	For	Management

Issuer:	American Italian Pasta Company
CUSIP:	027070101
Ticker:	AIPC
Meeting Date:	2/25/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the selection of Grant Thornton, LLP as our independent registered public accounting firm for the 2010 fiscal year.	For	For	Management

Issuer:	Resource America, Inc. Cl A
CUSIP:	761195205
Ticker:	REXI
Meeting Date:	3/8/2010

1		Election of Directors.	For	For	Management
2		In their discretion, the proxies are authorized to vote upon such other business as may properly be brought before the meeting or any adjournment thereof.	For	For	Management

Issuer:	Discover Financial Services
CUSIP:	254709108
Ticker:	DFS
Meeting Date:	4/8/2010

1		Election of Directors.	For	For	Management
2		Advisory vote to approve named Executive Officer Compensation.	For	For	Management
3		To ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm.	For	For	Management

Issuer:	Fairfax Financial Holdings Ltd.
CUSIP:	303901102
Ticker:	FFH
Meeting Date:	4/22/2010

1		Election of Directors.	For	For	Management
2		Appointment of auditors.	For	For	Management
3		Proposal set out in Schedule A to the accompanying management proxy circular.	Against	Against	Shareholder

Issuer:	The Coca-Cola Company
CUSIP:	191216100
Ticker:	KO
Meeting Date:	4/21/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of Ernst & Young LLP as independent auditors.	For	For	Management
3		Proposal regarding an Advisory vote on Executive Compensation.	Against	Against	Shareholder
4		Proposal regarding an Independent Board Chair.	Against	Against	Shareholder
5		Proposal regarding restricted stock.	Against	Against	Shareholder
6		Proposal regarding a report on Bisphenol-A.	Against	Against	Shareholder

Issuer:	Whirlpool Corporation
CUSIP:	963320106
Ticker:	WHR
Meeting Date:	4/20/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of Ernst & Young LLP as Whirlpool's independent registered public accounting firm for 2010.	For	For	Management
3		Approval of the Whirlpool Corporation 2010 Omnibus Stock and Incentive Plan.	For	For	Management

Issuer:	SEARS CDA INC
ISIN	CA81243D1096
Ticker:	SCC
Meeting Date:	4/23/2010

1.1		Election of E.J. Bird as Director	For	Did Not Vote	Management
1.2		Election of Deidra D. Cheeks Merriwether as a Director	For	Did Not Vote	Management
1.3		Election of Williiam C. Crowley as a Director	For	Did Not Vote	Management
For		Election of William R. Harker as a Director	For	Did Not Vote	Management
1.5		Election of R. Raja Khanna as a Director	For	Did Not Vote	Management
1.6		Election of James McBurney as a Director	For	Did Not Vote	Management
1.7		Election of Dene L. Rogers as a Director	For	Did Not Vote	Management
1.8		Election of Debi E. Rosati as a Director	For	Did Not Vote	Management
2		Appointment of Deloitte & Touche LLP as the Corporation's Auditors, and authorize the Board of Directors of the Corporation to set the Auditors' remuneration	For	Did Not Vote	Management
3		Transact any other business		Non-Voting

Issuer:	Boston Scientific Corporation
CUSIP:	101137107
Ticker:	BSX
Meeting Date:	5/11/2010

1		Election of Directors.	For	For	Management
2		To ratify the appointment of Ernst & Young LLP as Boston Scientific Corporation's independent registered public accounting firm for the 2010 fiscal year.	For	For	Management
3		To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.	For	For	Management

Issuer:	Citigroup, Inc.
CUSIP:	172967101
Ticker:	C
Meeting Date:	4/20/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2010.	For	For	Management
3		Proposal to approve Amendments to the Citigroup 2009 Stock Incentive Plan.	For	For	Management
4		Proposal to approve the TARP Repayment Shares.	For	For	Management
5		Proposal to approve Citi's 2009 Executive Compensation.	For	For	Management
6		Proposal to ratify the Tax Benefits Preservation Plan.	For	For	Management
7		Proposal to approve the Reverse Stock Split Extenstion.	For	For	Management
8		Proposal regarding political non-partisanship.	Against	Against	Shareholder
9		Proposal requesting a report on political contributions.	Against	Against	Shareholder
10		Proposal requesting a report on collateral for over-the-counter derivatives trades.	Against	Against	Shareholder
11		Proposal requesting that stockholders holding 10% or above have the right to call special stockholder meetings.	Against	Against	Shareholder
12		Stockholder proposal requesting that executive officers retain 75% of the shares acquired through compensation plans for two years following termination of employment.	Against	Against	Shareholder
13		Proposal requesting reimbursement of expenses incurred by a stockholder in a contested election of directors.	Against	Against	Shareholder

Issuer:	Berkshire Hathaway, Inc. Cl B
CUSIP:	084670207
Ticker:	BRKB
Meeting Date:	5/1/2010

1		Election of Directors.	For	For	Management

Issuer:	General Electric Co.
CUSIP:	369604103
Ticker:	GE
Meeting Date:	4/28/2010

1		Election of Directors.	For	For	Management
2		Ratification of KPMG.	For	For	Management
3		Cumulative voting; special Shareholder meetings; independent Board Chairman; pay disparity; Key Board Committees; Advisory vote on Executive Compensation.	Against	Against	Shareholder

Issuer:	US Bancorp
CUSIP:	902973304
Ticker:	USB
Meeting Date:	4/20/2010

1		Election of Directors.	For	For	Management
2		Ratification of Ernst & Young LLP as independent auditor for the 2010 fiscal year.	For	For	Management
3		Approval of the U.S. Bancorp Amended and Restated 2007 Stock Incentive Plan.	For	For	Management
4		Advisory vote to approve executive compensation program.	For	For	Management

Issuer:	Wesco Financial Corporation
CUSIP:	950817106
Ticker:	WSC
Meeting Date:	5/5/2010

1		Election of Directors.	For	For	Management

Issuer:	Sears Canada, Inc.
CUSIP:	81234D109
Ticker:	SCC
Meeting Date:	4/21/2010

1		Election of Directors.	For	For	Management
2		Ratify the appointment of Deloitte & Touche LLP as the corporations auditors, and authorizing the Board of Directors of the corporation to set the auditors remuneration.	For	For	Management

Issuer:	Johnson & Johnson
CUSIP:	478160104
Ticker:	JNJ
Meeting Date:	4/22/2010

1		Election of Directors.	For	For	Management
2		Ratification of appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm for 2010.	For	For	Management
3		Advisory vote on executive compensation.	Against	Against	Shareholder
4		Special shareowner meetings.	Against	Against	Shareholder

Issuer:	The First of Long Island Corporation
CUSIP:	320734106
Ticker:	FLIC
Meeting Date:	4/20/2010

1		Election of Directors.	For	For	Management
2		To ratify the appointment of Crowe Horwath LLP as the corporations independent registered public accounting firm for 2010.	For	For	Management

Issuer:	Commscope, Inc.
CUSIP:	203372107
Ticker:	CTV
Meeting Date:	5/7/2010

1		Election of Directors.	For	For	Management
2		To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2010.	For	For	Management

Issuer:	American Express Co.
CUSIP:	025816109
Ticker:	AXP
Meeting Date:	4/26/2010

1		Election of Directors.	For	For	Management
2		Ratification of appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm for 2010.	For	For	Management
3		Advisory vote approving executive compensation.	For	For	Management
4		Proposal relating to cumulative voting for Directors.	Against	Against	Shareholder
5		Proposal relating to the calling of special shareholder meetings.	Against	Against	Shareholder
6		Proposal relating to share retention requirements for executives.	Against	Against	Shareholder

Issuer:	Ocwen Financial Corporation
CUSIP:	675746309
Ticker:	OCN
Meeting Date:	5/6/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the appointment of Deloitte & Touche LLP as our independent registered certified public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Issuer:	Huntsman Corporation
CUSIP:	447011107
Ticker:	HUN
Meeting Date:	5/6/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of Deloitte & Touche LLP as Huntsman Corporations independent registered public accounting firm for the year ending December 31, 2010.	For	For	Management

Issuer:	Domino's Pizza, Inc.
CUSIP:	25754A201
Ticker:	DPZ
Meeting Date:	4/28/2010

1		Election of Directors.	For	For	Management
2		Approval of the amended and restated Domino's Pizza senior executive annual incentive plan.	For	For	Management
3		Ratification of the selection of PriceWaterhouseCoopers LLP as the independent registered public accountants of the company for the current year.	For	For	Management

Issuer:	Dr. Pepper Snapple Group, Inc.
CUSIP:	26138E109
Ticker:	DPS
Meeting Date:	5/20/2010

1		Election of Directors.	For	For	Management
2		To ratify the appointment of Deloitte & Touche LLP as the corporations independent registered public accounting firm for fiscal year 2010.	For	For	Management

Issuer:	Crosstex Energy, Inc.
CUSIP:	22765Y104
Ticker:	XTXI
Meeting Date:	22765Y104

1		Election of Directors.	For	For	Management
2		Proposal to ratify the appointment of KPMG LLP as Crosstex Energy, Inc.'s independent public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management
3		Proposal to amend the employment policy of Crosstex Energy, Inc. to explicitly prohibit discrimination based on sexual orientation and gender identity or expression.	Against	Against	Shareholder

Issuer:	Winthrop Realty Trust
CUSIP:	976391300
Ticker:	FUR
Meeting Date:	5/11/2010

1		Election of Directors.	For	For	Management
2		To ratify the selection of PriceWaterhouseCoopers LLP as our independent registered public accounting firm for the 2010 fiscal year.	For	For	Management

Issuer:	Boulder Growth & Income Fund, Inc.
CUSIP:	101507101
Ticker:	BIF
Meeting Date:	5/3/2010

1		Election of Directors.	For	For	Management
2		To approve an amendment to the bylaws regarding termination of the Advisors.	For	For	Management

Issuer:	Atlas America, Inc.
CUSIP:	049167109
Ticker:	ATLS
Meeting Date:	5/13/2010

1		Election of Directors.	For	For	Management

Issuer:	AG GROWTH INTL INC
ISIN	CA0011811068
Ticker
Meeting Date:	5/13/2010

1		Election of Gary Anderson as a Director of the Company for the ensuing year	For	Did Not Vote	Management
2		Election of John R. Brodie as a Director of the Company for the ensuing year	For	Did Not Vote	Management
3		Election of Bill Lambert as a Director of the Company for the ensuing year	For	Did Not Vote	Management
4		Election of Bill Maslechko as Director of the Company for the ensuing year	For	Did Not Vote	Management
5		Election of Rob Stenson as a Director of the Company for the ensuing year	For	Did Not Vote	Management
6		Election of David White as a Director of the Company for the ensuing year	For	Did Not Vote	Management
7		Appointment of Ernst & Young LLP as the Auditors of the Company for the	For	Did Not Vote	Management
		Transact Other Business		Non-Voting

Issuer:	Sears Holding Corporation
CUSIP:	812350106
Ticker:	SHLD
Meeting Date:	5/4/2010

1		Election of Directors.	For	For	Management
2		Ratify the appointment by the Audit Committee of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal year 2010.	For	For	Management

Issuer:	Beneficial Mutual Bancorp, Inc.
CUSIP:	08173R104
Ticker:	BNCL
Meeting Date:	5/20/2010

1		Election of Directors.	For	For	Management
2		The ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Beneficial Mutual Bancorp, Inc. for the fiscal year ending December 31, 2010.	For	For	Management

Issuer:	Dow Chemical Company
CUSIP:	260543103
Ticker:	DOW
Meeting Date:	5/13/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of the independent registered public accounting firm.	For	For	Management
3		Amendment of the Restated Certificate of Incorporation regarding special stockholder meetings.	For	For	Management
4		Proposal on Environmental Remediation in the Midland Area.	Against	Against	Shareholder
5		Proposal on Executive Stock Retention.	Against	Against	Shareholder
6		Proposal on Executive Compensation.	Against	Against	Shareholder

Issuer:	Iridium Communications, Inc.
CUSIP:	46269C102
Ticker:	IRDM
Meeting Date:	5/25/2010

1		Election of Directors.	For	For	Management
2		To ratify the selection by the Board of Directors of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2010.	For	For	Management

Issuer:	Borders Group, Inc.
CUSIP:	099709107
Ticker:	BGP
Meeting Date:	5/20/2010

1		Election of Directors.	For	For	Management
2		To re-affirm the performance goals and maximum amounts payable under the Company's annual incentive bonus plan.	For	For	Management
3		Ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2010.	For	For	Management

Issuer:	Wendy's Arby's Group, Inc.
CUSIP:	950587105
Ticker:	WEN
Meeting Date:	5/27/2010

1		Election of Directors.	For	For	Management
2		To approve the Company's 2010 Omnibus Award Plan.	For	For	Management
3		To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants for 2010.	For	For	Management
4		To vote on a proposal regarding poultry slaughter.	Against	Against	Shareholder

Issuer:	Target Corporation
CUSIP:	87612E106
Ticker:	TGT
Meeting Date:	6/9/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the appointment of Ernst & Young LLP as independent registered public accountants.	For	For	Management
3		Proposal to amend the restated articles of incorporation relating to Board.	For	For	Management
4		Proposal to amend the restated articles of incorporation to eliminate a supermajority vote requirement to certain business combinations.	For	For	Management
5		Proposal to amend and restate the restated articles to reflect the changes proposed as items 3 and 4, if approved, all as more fully described in the proxy statement.	For	For	Management
6		Proposal regarding annual advisory vote on executive compensation.	Against	Against	Shareholder

Issuer:	Altria Group, Inc.
CUSIP:	02209S103
Ticker:	MO
Meeting Date:	5/20/2010

1		Election of Directors.	For	For	Management
2		2010 Performance Incentive Plan.	For	For	Management
3		Ratification of the selection of independent auditors.	For	For	Management
4		Food insecurity and Tobacco use.	Against	Against	Shareholder
5		Create Human Rights protocols for the Company and its Suppliers.	Against	Against	Shareholder

Issuer:	Atlas Pipeline Partners, LP
CUSIP:	049392103
Ticker:	APL
Meeting Date:	5/28/2010

1
To approve the terms of the Atlas Pipeline Partners, LP 2010 Long-Term Incentive Plan, as described in the consent solicitation statement.  A copy of the 2010 Long-Term Incentive Plan is included in the accompanying consent solicitation statement as appendix A.
			For	For	Management

Issuer:	Spark Networks, Inc.
CUSIP:	84651P100
Ticker:	LOV
Meeting Date:	6/7/2010

1		Election of Directors.	For	For	Management
2		Approve the amendment to the Company's Certificate of Incorporation to declassify the structure of its Board of Directors.	For	For	Management
3		Approve the reappointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2010.	For	For	Management

Issuer:	Blackrock Kelso Capital Corporation
CUSIP:	092533108
Ticker:	BKCC
Meeting Date:	6/7/2010

1		Election of Directors.	For	For	Management
2		To amend the Company's Certificate of Incorporation, as amended, to increase the number of authorized shares of common stock from 100,000,000 to 200,000,000.	For	For	Management
3		To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the year ending December 31, 2010.	For	For	Management

Issuer:	Two Harbors Investment Corp.
CUSIP:	90187B101
Ticker:	TWO
Meeting Date:	6/14/2010

1		Election of Directors.	For	For	Management
2		Ratification of appointment of Ernst & Young LLP as independent auditor for the year ending December 31, 2010.	For	For	Management

Issuer:	Delia's, Inc.
CUSIP:	246911101
Ticker:	DLIA
Meeting Date:	6/17/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the selection of BDO Seidman, LLP as the company's independent registered public accountants for the fiscal year ending January 29, 2011.	For	For	Management

Issuer:	Phoenix Group Holdings
ISIN	KYG7091M1096
Meeting Date	6/23/2010

1		Approve the terms of the Amended Contingent Rights Agreements and any such non-material amendments thereto	For	Did Not Vote	Management
S2
Approve the memorandum and Articles of Association produced to the AGM and initialled by the Chariman of the meeting for the purpose of identification be adopted as the Fourth Amendment and Restated Memorandum and Articles of Association of the Company in substitution for, and to the exclusion of, the existing memorandum and Articles of Association of the Company, such adoption to be effective immediately
			For	Did Not Vote	Management
3
Approve that the three-year vesting period applicable to share awards and allocations made on 21 SEP 2009 and 31 MAR 2010 under the Company's long Term Incentive Plan  (the LTIP), as approved by resolutation of the shareholders of the Company on 24 JUL 2009 and as subsequently amended by the Board on 21 SEP 2009, in relation to, in aggregate, 463,750 Class B Ordinary Shares (the LTIP Awards) be and is hereby waived so that the LTIP Awards shall, subject to the rules of the LTIP, vest on the date on which the Ordinary Shares are admitted to Premium Listing under Chapter 6 of the Listing Rules  of teh UK Finncial Services Authority
			For	Did Not Vote	Management
4
Authorize the Board of Directors, subject to the passing of resolution 2, pursuant to Article 14 of the Fourth Amended and Restated Articles of Association to allot generally and unconditionally relelevant securities be renewed in respect of equity securities (as that term is defined in the Fourth Amended and Restated Articles of Association) for a period expiring at the conclusion of the AGM of the Company to be held in 2011 and for that period and purpose the prescribed amount in respect of the Company's equity securities, for the purposes of paragraph (a) of the definition of prescribed amount in Article 13 of the Fourht Amendment adn Restated Articles of Association, shall be EUR 8,830, representing 88,300,000 Ordinary Shares
			For	Did Not Vote	Management
S.5
Authorize the Board of Directors, subject to the passing of resolution 2, to allot equity securities (as that term is defined in the Fourth Amended and Restated Articles of Association) for cash pursuant to the power conferred by Article 15 of the Fourth Amended and Restated Articles of Association, provided that: a) the maximum  aggregate nominal amount of equity securities that may be allotted or sold pursuant to the authority under Article 15(b)  of the Fourth Amended and Restated Articles of AssociaTion is EUR 662, representing 6,620,000 Ordinary Shares, and b) the authority conferred by this resolution shall expire at the conclusion of the AGM of the Company to be held in 2011
			For	Did Not Vote	Management
6
Authorize the Board of Directors, subject to the passing of resolution w, for the period of 18 months from the date of the passing of this resolution to offer to any holder of Ordinary Shares in the Company, the right to elect to receive Ordinary Shares, credited as fully paid, instead of cash in respect of the whole (or some part, to be determined by the Board of Directors) of all or any dividend, on such terms as the Board of Directors shall determine subject to the terms provided in Article 202 of teh Fourth Amended and Restated Articles of Association
			For	Did Not Vote	Management
7		Approve the annual report and accounts of the Company for the YE 31 DEC 2009	For	Did Not Vote	Management
8		Re-election of Ron Sandler as a Director	For	Did Not Vote	Management
9		Re-election of Ian Ashken as a Director	For	Did Not Vote	Management
10		Re-election of Rene-Pierre Azria as a Director	For	Did Not Vote	Management
11		Re-election of David Barnes as a Director	For	Did Not Vote	Management
12		Re-election of Charles Clarke as a Director	For	Did Not Vote	Management
13		Re-election of Ian Cormack as a Director	For	Did Not Vote	Management
14		Re-election of Tom Cross Brown as a Director	For	Did Not Vote	Management
15		Re-election of Manjit Dale as a Director	For	Did Not Vote	Management
16		Re-election of Isabel Hudson as a Director	For	Did Not Vote	Management
17		Re-election of Alastair Lyons as a Director	For	Did Not Vote	Management
18		Re-election of Jonathan Moss as a Director	For	Did Not Vote	Management
19		Re-election of Hugh Osmond as a Director	For	Did Not Vote	Management
20		Re-election of David Woods as a Director	For	Did Not Vote	Management
21		Appointment of Jonathan Yates as a Director	For	Did Not Vote	Management
22
Re-appointment of Ernst & Young LLP as the Company's Auditor until the conclusion of the AGM of the Company to be held in 2011 and authorize the Directors to determine the amount of the Auditor's remuneration
			For	Did Not Vote	Management

Issuer:	Fox Chase Bancorp, Inc.
CUSIP:	35137P106
Ticker:	FXCB
Meeting Date:	6/24/2010

1		Election of Directors.	For	For	Management
2
Plan of Conversion & Reorganization pursuant to which a.)Fox Chase MHC will merge with & into Fox Chase Bancorp; b.)Fox Chase Bancorp merge with & into New Fox Chase Bancorp; c.)outstanding shares of Fox Chase Bancorp be converted into shares of common stock of New Fox Chase Bancorp; d.)New Fox Chase Bancorp offer shares of its common stock for sale in a subscription offering.
			For	For	Management
3		Approval of a provision in New Fox Chase Bancorp's Articles of Incorporation requiring a super-majority vote to approve certain amendments to New Fox Chase Bancorp's Articles of Incorporation.	For	For	Management
4
Approval of a provision in New Fox Chase Bancorp's Articles of Incorporation to limit the voting rights of shares beneficially owned in excess of 10% of New Fox Chase Bancorp's outstanding voting stock.
			For	For	Management
5		The ratification of the appointment of KPMG LLP as the independent registered public accounting firm of Fox Chase Bancorp, Inc. for the fiscal year ending December 31, 2010.	For	For	Management

Issuer:	PROMOTORA DE INFORMACIONES SA
ISIN	ES0171743117
Ticker
Meeting Date	6/30/2010

1
Approve the annual accounts, ikncluding the balance sheet, profit and loss account, revenues and expenses report, statement of changes in net worth, cash flow statement and notes to the accounts, as well as the management report of the company and its consolidated Group; and the proposed application of profits; all of the foregoing with reference to the FY 2009
			For	Did Not Vote	Management
2		Approve the management of the Board of Directors during the FY 2009	For	Did Not Vote	Management
3
Adopt any relevant resolutions regarding the Auditors of the Company and its Consolidated Group for FY 2010, under the provisions of Section 42 of the Spanish Commercial Law and Section 204 of the Spanish Limited Companies Act, Ley de Sociedades Anonimas
			For	Did Not Vote	Management
4.1		Approve to set the number of Directors	For	Did Not Vote	Management
4.2		Appointment of the Directors
			For	Did Not Vote	Management
5
Grant authority for the derivative acquisition of own shares, either directly or via affilliated Companies, within the legal limits and requirements; to set aside, for the amount not used, the authority granted by the general meeting of 18 JUN 2009 for the acuisition of own shares
			For	Did Not Vote	Management
6		Approve the delegation of powers	For	Did Not Vote	Management

Issuer	JZ Capital Partners Ltd, St Peter Port
ISIN	GG00B403HK58
Ticker
Meeting Date	12/23/2010

1
That the related party transaction constituted by the amendment to the Advisory Agreement on the terms summarised in the Chairman's Statement contained in the circular be approved for the purposes of Chapter 11 of the Listing Rules of the Financial Services authority
			For	Did Not Vote	Management
2
That the related party transaction constituted by the entry into the Fund A Investment Dopcuments on the terms summarised in the Chairman's Statement contained in the circular be approved for the purposes of Chapter 11 of the Listing Rules of the Financial Services Authority
			For	Did Not Vote
Issuer	Fairfax Finl Holdgs Ltd
ISIN	CA3039011026
Ticker
Meeting Date	4/20/2011
Management
1.1		Election of Director: Anthony F. Griffiths	For	Did Not Vote	Management
1.2		Election of Director: Robert J. Gunn	For	Did Not Vote	Management
1.3		Election of Director Alan D. Horn	For	Did Not Vote	Management
1.4		Election of Director Timothy R. Price	For	Did Not Vote	Management
1.5		Election of Brandon W. Sweitzer	For	Did Not Vote	Management
1.6		Election of Director V. Prem Watsa	For	Did Not Vote	Management
2		Appointment of Auditor: PricewaterhouseCoopers LLP	For	Did Not Vote

Issuer	Sears CDA Inc
ISIN	CA81234D1096
Ticker
Meeting Date	4/21/2011
Management
1.1-1.8		Election of Directors	For	Did Not Vote	Management
2		In respect of the appointment of Deloitte & Touche LLP as the Corporation's Auditors, and authorizing the Board of Directors of the Corporation to set the Auditors' remuneration	For	Did Not Vote	Management
3		Confirmation of the amendment to By-Law No. 1 as more fully described in the accompanying Management Proxy Circular	For	Did Not Vote	Management
4		Such other business as may properly be brought before the nmeeting or any adjournment thereof	For	Did Not Vote

Issuer	Phoenix Group Holdings
ISIN	KYG7091M1096
Ticker
Meeting Date	5/13/2011
Management
1		To receive the report of the Directors and the financial statements for the year ended 31 DEC 2010 together with the auditor's report thereon	FOR	Did Not Vote	Management
2		To approve the Directors Remuneration Report	For	Did Not Vote	Management
3		To authorise the Directors to offer scrip dividends	For	Did Not Vote	Management
4		To authorise the Directors to allot new Ordinary Shares	For	Did Not Vote	Management
5		To authorise the limited siapplication of pre-emption rights	For	Did Not Vote	Management
6		To authorise the Company to purchase its own Ordinary Shares	For	Did Not Vote	Management
20-Jul		To re-elect directors	For	Did Not Vote	Management
21		To declare and approve the payment of a final dividend of 21 pence per Ordinary Share for the YE 31 DEC 2010	For	Did Not Vote	Management
22		To- re-appoint the Auditor	For	Did Not Vote	Management
23		To authorise the directors to determine the amount of the Auditor's Remuneration	For	Did Not Vote	Management
24		To adopt the Fifth Amended and Restated Memorandum and Articles of Association	For	Did Not Vote

Issuer	Delta Lloyd NV Amsterdam
ISIN	NL0009294552
Ticker
Meeting Date	5/20/2011
Management
3a		2010 Financial Statements : Proposal to adopt the financial statements for the 2010 financial year	For	Did Not Vote	Management
3c		2010 Financial Statements: Adoption of decision to pay out the interim dividend in the form of shares from the share premium reserve	For	Did Not Vote	Management
3d		2010 Financial Statements; Proposal to pay out dividend	For	Did Not Vote	Management
4a		Granting of discharge: Proposal to discharge the members of the Executive Board in respect of their management during the 2010 financial year	For	Did Not Vote	Management
4b		Granting of discharge: Proposal to discharge the embers of the Supervisory Board in respect of the supervision during the 2010 financial year	For	Did Not Vote	Management
6d		Composition of the Supervisory Board; Proposal to appoint Mr. A J Moss a member of the Supervisory Board	For	Did Not Vote	Management
7		Remuneration of the Supervisory Board: Proposal to agree on the remuneration for the Chairman and Memers of the Risk Committee of the Super. Board	For	Did Not Vote	Management
8		Repurchase of shares: Proposal to authorise the Executive Board to acquire, on the company's behalf, ordinary shares and depositary receipts in the company's own capital ("treasury shares")	For	Did Not Vote	Management
9		Decision to pay out interim dividend in shares from the share premium reserve	For	Did Not Vote

issuer	Promotora de Informaciones SA. Madrid
ISIN	ES0171743117
Ticker
Meeting Date	6/23/2011
Management
1
Examination and approval, if any, of the annual accounts (balance sheet, income statement, statement of revenue and expenses, statement of changes in equity, cash flow statement and notes) and Report management of both the Company and its consolidated group for the year 2010 and proposed application of results
			For	Did Not Vote	Management
2		Discharge of the Board of Directors during the year, 2010	For	Did Not Vote	Management
3
Audition of appropriate agreements in relation to the Auditors of the Company and its consolidated group for the year 2011 under the provisions of Articles 42 of the Commercial Code and 264 of the Companies Act Capital
			For	Did Not Vote	Management
4.1		Fixing the number of Directors	For	Did Not Vote	Management
4.2		Dismissal and Appointment of Directors and/or, where appropriate, ratifying the appointment of directors nominated by co-option after the conclusion of the last AGM	For	Did Not Vote	Management
5.1		Amendment of article 21 ter to regulate the Corpoate Governance Committee	For	Did Not Vote	Management
5.2		Inclusion of a new Article 21 c to regulate the Nomination and Remuneration Committee	For	Did Not Vote	Management
5.3		Amendment of article 29 bis to adapt to the changes above	For	Did Not Vote	Management
6		Delegation of powers	For	Did Not Vote

Issuer	JZ Capital Partners LTD St Peter Port
ISIN	GG00B403HK58
Ticker
Meeting Date	6/28/2011
Management
1		To consider and receive the Annual Report and Audited Financial Statements for the YE 28 FEB 2011	For	Did Not Vote	Management
2		To reappoint Ernst & Young LLP as auditors of the Company, to hold office until conclusion of the next general meeting at which accounts are laid before the Co.	For	Did Not Vote	Management
3		To authorise the Directors to fix the auditors' remuneration	For	Did Not Vote	Management
4		To accept the resignation and consider the re-appointment of Patrick Firth as a Director of the Company	For	Did Not Vote	Management
5		To accept the resignation and consider the re-appointment of Ms Tanja Tibaldi as a Director of the Company	For	Did Not Vote	Management
6		To approve the Directors' remuneration report for the YE 28 FEB 2011	For	Did Not Vote	Management
7		To approve the payment of the final dividend of 7.5 cents per ordinary share	For	Did Not Vote	Management
8		That the Company be authorised in accordance with the Companies (Guernsey) Law 2008 as amended, to make market acquisitions (as defined in that law) of its own shares as defined in the Notice of AGM	For	Did Not Vote

Issuer	IDT Corporation
CUSIP	US4489475073
Ticker	IDT
Meeting Date	12/15/2011
Management
1A - 1E		Election of Directors	For	Did Not Vote	Management
2
Approval of an amendment to the IDT Corporation 2005 stock option and incentive plan that will increase the number of shares of the company's Class B Common Stock  available for the grant of awards thereunder by an additional 1,135,000 shares
			For	Did Not Vote

Issuer	MFC Industrial Ltd.
ISIN	CA55278T1057
Ticker	MIL
Meeting Date	12/23/2011
Management
1		The fixing of the number of directors of the company at five	For	Did Not Vote	Management
2A		The re-election of Michael J Smith as a Class III Director of the Company	For	Did Not Vote	Management
2B		The re-election of Ian Rigg as a Class III Director of the Company	For	Did Not Vote	Management
3
The appointment of auditors for the FY ended DEC 31, 2011 (as set forth in the Notice of Meeting and Management Information Circular  delivered to the Company's shareholders in connection with the meeting) and the authorization of the Directors to fix the remuneration of the auditors for the ensuing year
			For	Did Not Vote

Tilson Dividend Fund

Item		Proposals	Mngmt Vote	Adv Vote	Sponsor
Issuer:	Cisco Systems, Inc.
CUSIP:	17275R102
Ticker:	CSCO
Meeting Date:	11/12/2009

1		Election of Directors.	For	For	Management
2		To approve the amendment and restatement of the 2005 Stock Incentive Plan, as set forth in the accompanying proxy statement.	For	For	Management
3		To approve the amendment and restatement of the Employee Stock Purchase Plan, as set forth in the accompanying proxy statement.	For	For	Management
4		To ratify the appointment of PriceWaterhouseCoopers LLP as Cisco's independent registered public accounting firm for the fiscal year ending July 31, 2010.	For	For	Management
5		Proposal to amend Cisco's bylaws to establish a Board Committee on Human Rights.	Against	Against	Shareholder
6
Proposal requesting the Board to adopt a policy that shareholders be provided the opportunity at each annual meeting of shareholders to vote on an advisory resolution to ratify the compensation of the named executive officers described in the proxy statement for the annual meeting.
			Against	Against	Shareholder
7
Proposal requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the liklihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement.
			Against	Against	Shareholder

Issuer:	Chipotle Mexican Grill, Inc. Cl B
CUSIP:	169656204
Ticker:	CMG B
Meeting Date:	12/21/2009

1
Proposal to amend Chipotle's restated certificate of incorporation to (a) effect a reclassification of each outstanding share of Chipotle Class B Common Stock into one share of Chipotle Class A Common Stock and rename the Class A Common Stock as "Common Stock"; and (b) eliminate provisions relating to Chipotle's prior dual-class Common Stock structure.
			For	For	Management

Issuer:	KHD Humboldt Wedag International Ltd.
CUSIP:	482462108
Ticker:	KHD
Meeting Date:	3/29/2010

1
The approval of a special resolution authorizing the amendment to the company's articles to authorize the Directors of the Company to transfer, in accordance with Section 137(1.1) of the business corporations act and subject to the terms and conditions of the shareholders agreement, the power to direct the voting of the kid shares.
			For	For	Management
2
Subject to the approval of the amendment resolution, the approval of the arrangement resolution authorizing the company to consummate the arrangement described in such management information circular.  This form confers discretionary authority to vote on such other business as may properly come before the meeting or any adjournment thereof.  The voting instruction form should be read in conjunction with the accompanying information circular.
			For	For	Management

Issuer:	The Steak n Shake Company
CUSIP:	857873202
Ticker:	SNS
Meeting Date:	4/8/2010

1		Election of Directors.	For	For	Management
2		To ratify the selection by the audit committee of the Board of Directors of Deloitte & Touche LLP as the corporations independent registered public accounting firm for the 2010 fiscal year.	For	For	Management
3
To amend the restated articles of incorporation to delete an unnecessary post office address, remove nonessential detailed language about the business's purpose, and to change the name of the holding company.
			For	For	Management

Issuer:	EMC Corporation
CUSIP:	268648102
Ticker:	EMC
Meeting Date:	4/29/2010

1		Election of Directors.	For	For	Management
2		To ratify the selection by the audit committee of PriceWaterhouseCoopers LLC as EMC's independent auditors.	For	For	Management
3		Proposal relating to special shareholder meetings.	Against	Against	Shareholder
4		Proposal relating to an advisory vote on executive compensation.	Against	Against	Shareholder

Issuer:	P.F. Chang's China Bistro, Inc.
CUSIP:	69333Y108
Ticker:	PFCB
Meeting Date:	4/22/2010

1		Election of Directors.	For	For	Management
2		Appointment of KPMG LLP as independent auditors for the year ending January 2, 2011.	For	For	Management
3		Approval of adjournment of the meeting to solicit additional proxies.	For	For	Management

Issuer:	Alleghany Corporation
CUSIP:	017175100
Ticker:	Y
Meeting Date:	4/23/2010

1		Election of Directors.	For	For	Management
2		Proposal to approve the 2010 Director's Stock Plan of Alleghany Corporation.	For	For	Management
3		Proposal to approve the 2010 Management Incentive Plan of Alleghany.	For	For	Management
4		Ratification of KPMG LLP as Alleghany Corporations independent registered public accounting firm for the year 2010.	For	For	Management

Issuer:	Annaly Capital Management, Inc.
CUSIP:	035710409
Ticker:	NLY
Meeting Date:	5/27/2010

1		Election of Directors.	For	For	Management
2		A proposal to approve the 2010 Equity Incentive Plan.	For	For	Management
3		Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the company for the 2010 fiscal year.	For	For	Management

Issuer:	Diamond Hill Investment Group, Inc.
CUSIP:	25264R207
Ticker:	DHIL
Meeting Date:	5/4/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of Plante & Moran PLLC as our independent registered public accounting firm for 2010.	For	For	Management

Issuer:	Laboratory Corp. of America Holdings
CUSIP:	50540R409
Ticker:	LH
Meeting Date:	5/12/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of PriceWaterhouseCoopers LLP as Laboratory Corporation of America Holdings' independent registered public accounting firm for 2010.	For	For	Management

Issuer:	Northrop Grumman Corporation
CUSIP:	666807102
Ticker:	NOC
Meeting Date:	5/19/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditor.	For	For	Management
3		Proposal to amend the Company's Restated Certificate of Incorporation Relating to Special Shareholder Meetings and Certain Other Provisions.	For	For	Management
4		Proposal to amend the Certificate of Incorporation of Northrop Grumman Systems Corporation Relating to Deletion of Company Shareholder Approvals for Certain Transactions.	For	For	Management
5		Proposal regarding incorporation in North Dakota.	Against	Against	Shareholder

Issuer:	Exxon Mobil Corporation
CUSIP:	30231G102
Ticker:	XOM
Meeting Date:	5/26/2010

1		Election of Directors.	For	For	Management
2		Ratification of independent auditors.	For	For	Management
3		Special shareholder meetings.	Against	Against	Shareholder
4		Incorporate in North Dakota.	Against	Against	Shareholder
5		Advisory vote on Executive Compensation.	Against	Against	Shareholder
6		Amendment on EEO Policy.	Against	Against	Shareholder
7		Policy on Water.	Against	Against	Shareholder
8		Wetlands Restoration Policy.	Against	Against	Shareholder
9		Report on Canadian Oil Sands.	Against	Against	Shareholder
10		Report on Natural Gas Production.	Against	Against	Shareholder
11		Report on Energy Technology.	Against	Against	Shareholder
12		Greenhouse Gas Emissions Goals.	Against	Against	Shareholder
13		Planning Assumptions.	Against	Against	Shareholder

Issuer:	Staples, Inc.
CUSIP:	855030102
Ticker:	SPLS
Meeting Date:	6/7/2010

1		Election of Directors.	For	For	Management
2		To approve the Long-Term Incentive Plan.	For	For	Management
3
To approve an amendment to Staples' Amended and Restated 2004 Stock Incentive Plan increasing the number of shares of common stock authorized for issuance under the plan from 77,430,000 to 97,430,000 and amending the material terms of the performance goals of the plan.
			For	For	Management
4		To ratify the selection by the Audit Committee of Ernst & Young LLP as Staples' independent registered public accounting firm the current fiscal year.	For	For	Management
5		To act on a proposal regarding the ability of shareholders to act by majority written consent.	Against	Against	Shareholder
6		To act on a proposal providing shareholders owning 10% of outstanding shares with the ability to call special meetings.	Against	Against	Shareholder

Ticker	JZ Capital Partners Ltd., St Peter Port
ISIN	GG00B403HK58
Ticker

Meeting Date	6/21/2010

1		Adopt the annual report and the audited financial statements for the YE 28 FEB 2010	For	Did Not Vote	Management
2		Re-appoint Ernst & Young LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	For	Did Not Vote	Management
3		Authorize the Directors to fix the Auditors' remunneration	For	Did Not Vote	Management
4		Approve to accept the resignation and consider the re-appointment of Mr. David Allison as a Director of the Companay	For	Did Not Vote	Management
5		Approve to accept the resignation and consider the re-appointment of Mr. James Jordan as a Director of the Companay
6		Approve to accept the resignation and consider the re-appointment of Mr. David Macfarlane as a Director of the Company	For	Did Not Vote	Management
7
Approve the related party transaction constituted by the investment of up to EUR 30 million by JZCP in the JZ Europe Fund on the terms summarized in the Chairman's  Statement on pages 2 to 4  of the annual report, for the purposes of Chapter 11 of the Listing Rules of the Financial Services Authority .
			For	Did Not Vote	Management
8
Approve that the JZCP's corporate objective be amended such that the new objective would be "to create a portfolio of investments that are based primarily  in the US and outside  the US providing a superior overall return comprised of a current yield and significant capital appreciation " and that the investment strategy be amended to include a further restriction such that "the Company may invest  up to 20% of its gross assets in business outside the United States"
			For	Did Not Vote	Management

Authorize the Company, in accordance with the Companies Guernsey Law 2008 as amended, to make market acquisitions as defined in that Law of its own shares  provided that: a maximum number of shares in such class authorized to be purchased is 14.00% of each class of the shares of the Company in issue at any time; b the minimum price payable  by the Company for each share is 1 pence and the maximum price payable by the Company for each share will not be more than the higher of i 105% of the average of the middle market quotations for a share as derived from the London Stock Exchange Daily Official List for the five business days immediately preeding the day on which that share is  purchased and that ii that stipulated by Article 5 1 of the Buy-back and CONT..
			For	Did Not Vote	Management
CONT
..CONT stabilization regulation EC No 2213/2003: c unless previously-varied, revoked of renewed, the authority hereby conferred shall expire at the conclusion of the general meeting of the Company to be held in 2011 under Section 199 of the Law, save that the Company may, prior to such expiry, enter into a contract to purchase Shares under such authority and may make a purchase of shares pursuant to any such contract
			For	Did Not Vote	Management

Issuer:	PetSmart, Inc.
CUSIP:	716768106
Ticker:	PETM
Meeting Date:	6/16/2010

1		Election of Directors.	For	For	Management
2		To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our 2010 fiscal year ending January 29, 2011.	For	For	Management
3		To amend our executive short-term incentive plan.	For	For	Management

Issuer:	Gamestop Corp.
CUSIP:	36467W109
Ticker:	GME
Meeting Date:	6/22/2010

1		Election of Directors.	For	For	Management
2		Proposal to ratify the appointment of BDO Seidman, LLP as the independent registered public accounting firm of the company for the fiscal year ending January 29, 2011.	For	For	Management

Issuer:	Mind C.T.I. Ltd.
CUSIP:	M70240102
Ticker:	MNDO
Meeting Date:	6/28/2010

1		To re-appoint Brightman Almagor Zohar as the Company's independent auditor.	For	For	Management
2		Re-election of Mrs. Monica Iancu (formerly Eisinger) as Class 1 Director.	For	For	Management
3		Re-election of Mr. Amnon Neubach as an external Director.	For	For	Management
4		Election of Mr. Rimon Ben-Shaoul as an external Director.	For	For	Management
5		To approve an amendment to the Company's Articles of Association.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Tilson Investment Trust

By (Signature and Title):	/s/ Whitney R. Tilson
Whitney R. Tilson, Trustee, President and Principal Executive Officer

	Date:	August 7, 2012